Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2020
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

		Other			Other
	Ryanair DAC	Airlines	Total	Ryanair DAC	Airlines	Total	Total
	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,
	2020	2020	2020	2019	2019	2019	2018 (i)
	€M	€M	€M	€M	€M	€M	€M
Segment revenue	8,122.6	372.2	8,494.8	7,525.8	171.6	7,697.4	7,151.0

Reportable segment profit/(loss) after income tax (ii)	1,097.7	(95.6)	1,002.1	1,023.7	(138.7)	885.0	1,450.2

Other segment information:
Depreciation	(693.7)	(55.0)	(748.7)	(635.4)	(5.1)	(640.5)	(561.0)
Finance expense	(475.2)	(4.9)	(480.1)	(59.1)	—	(59.1)	(60.1)
Finance income	21.4	—	21.4	3.7	—	3.7	2.0
Capital expenditure	(1,195.8)	—	(1,195.8)	(1,546.7)	—	(1,546.7)	(1,470.6)

		Other			Other
	Ryanair DAC	Airlines	Total	Ryanair DAC	Airlines	Total	Total
	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,	At March 31,
	2020	2020	2020	2019	2019	2019	2018 (i)
	€M	€M	€M	€M	€M	€M	€M
Reportable segment assets	14,194.5	552.7	14,747.2	13,037.6	213.1	13,250.7	12,361.8
Reportable segment liabilities	8,995.2	837.5	9,832.7	7,635.8	400.0	8,035.8	7,892.9

(i)

Ryanair Holdings plc incorporated Buzz during the year ended March 31, 2018; but did not commence operations until the year ended March 31, 2019.  Ryanair acquired Lauda during the year ended March 31, 2019 and Malta Air during the year ended March 31, 2020.   Accordingly, a single operating segment is presented for the year ended March 31, 2018 comparatives.

(ii)

Adjusted profit after income tax in the financial year ended March 31, 2020, excludes a charge of €353m, after tax, attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, offset by a hedge ineffectiveness gain on foreign currency derivative instruments related to jet fuel and the timing of capital expenditure (primarily due to aircraft delivery delays), all attributable to Ryanair DAC.

Schedule of geographical information for revenue by country of origin

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
United Kingdom	1,782.3	1,715.3	1,644.7
Italy	1,522.1	1,440.8	1,358.7
Spain	1,107.1	1,005.6	929.6
Germany	823.3	773.2	643.6
Ireland	594.5	529.8	500.6
Other European countries	2,665.5	2,232.7	2,073.8
Total revenue	8,494.8	7,697.4	7,151.0